Convertible Instruments and Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Convertible Instruments and Equity (Details) [Line Items]
Shares authorized			10,000,000	121,348,911
Preferred stock par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000		500,000,000	320,000,000
Common stock, shares outstanding	186,121,281		183,367,037	8,160,828
Common stock, shares issued	186,121,281		183,367,037	8,160,828
Purchase of warrants (in Dollars)	$ 10,537		$ 14,563	$ 46
Conversion of Convertible Preferred Stock [Member]
Convertible Instruments and Equity (Details) [Line Items]
Converted shares			121,038,967
Conversion of Convertible Preferred Stock [Member] | Legacy Capital Stock [Member]
Convertible Instruments and Equity (Details) [Line Items]
Converted shares			60,120,423
Conversion Of Stock Warrants [Member] | Legacy Capital Stock [Member]
Convertible Instruments and Equity (Details) [Line Items]
Converted shares			289,333
Conversion Of Stock Warrants [Member] | Common Stock [Member]
Convertible Instruments and Equity (Details) [Line Items]
Converted shares			582,509
Securities Subject to Mandatory Redemption [Member]
Convertible Instruments and Equity (Details) [Line Items]
Gross proceeds (in Dollars)		$ 83,400
Securities Subject to Mandatory Redemption [Member] | Conversion Of SAFE Instruments [Member] | Legacy Capital Stock [Member]
Convertible Instruments and Equity (Details) [Line Items]
Converted shares			9,973,979
Securities Subject to Mandatory Redemption [Member] | Conversion Of SAFE Instruments [Member] | Common Stock [Member]
Convertible Instruments and Equity (Details) [Line Items]
Converted shares			20,080,464
Public Warrants [Member]
Convertible Instruments and Equity (Details) [Line Items]
Warrant per share (in Dollars per share)			$ 0.01
Common stock equals or exceeds per share (in Dollars per share)			18
Private Warrants [Member]
Convertible Instruments and Equity (Details) [Line Items]
Warrant per share (in Dollars per share)			0.1
Common stock equals or exceeds per share (in Dollars per share)			$ 10
Warrant Shares [Member] | Subsequent Event [Member]
Convertible Instruments and Equity (Details) [Line Items]
Purchase of aggregate shares (in Dollars)	$ 4,560
Exercise price, per share (in Dollars per share)	$ 0.01
Purchase of warrants (in Dollars)	$ 1,800